Expense Example, No Redemption (dei_DocumentInformationDocumentAxis, (PIMCO Global Multi-Asset Managed Volatility Portfolio), Advisor Class, USD $)	0 Months Ended
Mar. 29, 2013
(PIMCO Global Multi-Asset Managed Volatility Portfolio) | Advisor Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 136
Expense Example, No Redemption, 3 Years	425
Expense Example, No Redemption, 5 Years	734
Expense Example, No Redemption, 10 Years	$ 1,613